Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
High Yield Bond Fund
	Number of Shares	Value†
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	$0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 91.1%
Advertising — 0.7%
Stagwell Global LLC, 144A 5.625%, 08/15/29@	$1,050	920,784
Aerospace & Defense — 2.2%
Bombardier, Inc., 144A 7.500%, 02/01/29@	825	840,312
Howmet Aerospace, Inc. 6.875%, 05/01/25	700	726,673
TransDigm, Inc., 144A 6.250%, 03/15/26@	1,400	1,403,339
		2,970,324
Airlines — 4.0%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,433	1,255,962
American Airlines, Inc., 144A 11.750%, 07/15/25@	675	738,569
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	1,050	1,033,393
Delta Air Lines, Inc./SkyMiles IP Ltd.
144A, 4.500%, 10/20/25@	642	631,024
144A, 4.750%, 10/20/28@	700	674,636
United Airlines Pass Through Trust,
Series 2020-1 Class B, 4.875%, 07/15/27	506	489,421
Series 2020-1 Class A, 5.875%, 04/15/29	528	526,250
		5,349,255
Apparel — 0.5%
Hanesbrands, Inc., 144A 9.000%, 02/15/31@	670	685,913
Auto Manufacturers — 1.2%
Ford Motor Credit Co., LLC
5.113%, 05/03/29	1,050	985,740
7.350%, 03/06/30	675	693,563
		1,679,303
	Par (000)	Value†

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 144A 8.250%, 04/15/31@	$665	$684,651
Clarios Global LP/Clarios US Finance Co., 144A 6.250%, 05/15/26@	1,050	1,042,125
		1,726,776
Building Materials — 1.5%
Builders FirstSource, Inc., 144A 4.250%, 02/01/32@	1,050	915,690
Summit Materials LLC/Summit Materials Finance Corp., 144A 6.500%, 03/15/27@	1,100	1,089,614
		2,005,304
Chemicals — 2.1%
Olin Corp. 5.000%, 02/01/30	910	853,234
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 144A 5.375%, 09/01/25@	1,005	810,211
WR Grace Holdings LLC, 144A 5.625%, 08/15/29@	1,325	1,122,938
		2,786,383
Commercial Services — 7.1%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A 6.125%, 10/15/26@	1,030	916,743
ASGN, Inc., 144A 4.625%, 05/15/28@	700	653,177
Herc Holdings, Inc., 144A 5.500%, 07/15/27@	1,015	979,475
Korn Ferry, 144A 4.625%, 12/15/27@	700	661,500
Metis Merger Sub LLC, 144A 6.500%, 05/15/29@	1,050	874,545
Neptune Bidco US, Inc., 144A 9.290%, 04/15/29@	975	903,922
Service Corp. International
7.500%, 04/01/27	1,750	1,811,650
4.000%, 05/15/31	700	616,000
Sotheby's/Bidfair Holdings, Inc., 144A 5.875%, 06/01/29@	700	580,567
United Rentals North America, Inc. 4.875%, 01/15/28	700	669,375
WASH Multifamily Acquisition, Inc., 144A 5.750%, 04/15/26@	875	827,969
		9,494,923
Computers — 1.0%
Booz Allen Hamilton, Inc., 144A 4.000%, 07/01/29@	700	636,895

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Computers — (continued)
NCR Corp., 144A 5.750%, 09/01/27@	$750	$737,048
		1,373,943
Cosmetics & Personal Care — 0.8%
Coty, Inc., 144A 5.000%, 04/15/26@	1,120	1,080,620
Distribution & Wholesale — 0.5%
Ritchie Bros Holdings, Inc., 144A 7.750%, 03/15/31@	670	702,173
Diversified Financial Services — 2.0%
PRA Group, Inc.
144A, 7.375%, 09/01/25@	1,050	1,044,488
144A, 8.375%, 02/01/28@	675	676,755
VistaJet Malta Finance PLC/XO Management Holding, Inc., 144A 7.875%, 05/01/27@	1,050	1,015,287
		2,736,530
Electric — 2.3%
Calpine Corp., 144A 5.250%, 06/01/26@	700	682,488
FirstEnergy Corp., Class B 4.150%, 07/15/27	1,210	1,152,525
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,400	1,323,700
		3,158,713
Electrical Components & Equipment — 0.8%
WESCO Distribution, Inc.
144A, 7.125%, 06/15/25@	350	355,786
144A, 7.250%, 06/15/28@	700	718,760
		1,074,546
Electronics — 0.9%
Imola Merger Corp., 144A 4.750%, 05/15/29@	1,400	1,252,426
Entertainment — 5.1%
Affinity Interactive, 144A 6.875%, 12/15/27@	650	578,536
Caesars Entertainment, Inc.
144A, 6.250%, 07/01/25@	1,050	1,049,960
144A, 8.125%, 07/01/27@	675	688,500
CDI Escrow Issuer, Inc., 144A 5.750%, 04/01/30@	700	676,088
Churchill Downs, Inc., 144A 5.500%, 04/01/27@	750	734,314
Everi Holdings, Inc., 144A 5.000%, 07/15/29@	700	623,079
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 144A 4.875%, 05/01/29@	675	586,800
	Par (000)	Value†

Entertainment — (continued)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 144A 6.625%, 03/01/30@	$675	$595,416
Scientific Games International, Inc., 144A 7.000%, 05/15/28@	1,400	1,386,000
		6,918,693
Environmental Control — 0.5%
Clean Harbors, Inc., 144A 4.875%, 07/15/27@	750	723,111
Food — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 4.625%, 01/15/27@	1,050	1,018,405
Performance Food Group, Inc., 144A 5.500%, 10/15/27@	1,105	1,080,270
SEG Holding LLC/SEG Finance Corp., 144A 5.625%, 10/15/28@	700	663,189
		2,761,864
Food Service — 0.8%
Aramark Services, Inc., 144A 6.375%, 05/01/25@	1,050	1,057,728
Gas — 0.7%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	1,000	940,000
Healthcare Products — 1.5%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,043,999
Medline Borrower LP, 144A 3.875%, 04/01/29@	1,050	909,751
		1,953,750
Healthcare Services — 6.2%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	1,400	1,356,250
Centene Corp. 4.625%, 12/15/29	1,050	995,474
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	1,050	982,679
Encompass Health Corp. 4.750%, 02/01/30	1,150	1,045,574
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	977,500
Select Medical Corp., 144A 6.250%, 08/15/26@	700	679,000
Tenet Healthcare Corp.
5.125%, 11/01/27	1,400	1,344,003

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — (continued)
6.875%, 11/15/31	$1,050	$1,002,750
		8,383,230
Home Builders — 0.9%
Williams Scotsman International, Inc., 144A 4.625%, 08/15/28@	1,350	1,228,087
Home Furnishings — 0.7%
Tempur Sealy International, Inc., 144A 4.000%, 04/15/29@	1,100	967,758
Housewares — 0.8%
Newell Brands, Inc. 6.000%, 04/01/46	1,350	1,092,171
Insurance — 0.7%
AmWINS Group, Inc., 144A 4.875%, 06/30/29@	1,010	893,850
Internet — 1.4%
Arches Buyer, Inc., 144A 4.250%, 06/01/28@	675	564,131
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,362,361
		1,926,492
Leisure Time — 2.8%
Carnival Corp., 144A 5.750%, 12/01/27@	650	701,675
Carnival Holdings Bermuda Ltd., 144A 10.375%, 05/01/28@	1,005	1,081,754
Royal Caribbean Cruises Ltd.
144A, 4.250%, 07/01/26@	1,005	905,289
144A, 9.250%, 01/15/29@	1,010	1,068,651
		3,757,369
Lodging — 1.8%
Boyd Gaming Corp., 144A 4.750%, 06/15/31@	1,050	954,555
Hilton Domestic Operating Co., Inc., 144A 4.000%, 05/01/31@	700	612,990
Station Casinos LLC, 144A 4.625%, 12/01/31@	1,050	886,725
		2,454,270
Machinery — Construction & Mining — 0.4%
Terex Corp., 144A 5.000%, 05/15/29@	600	558,306
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 6.375%, 09/01/29@	675	644,625
iHeartCommunications, Inc., 144A 5.250%, 08/15/27@	700	572,250
	Par (000)	Value†

Media — (continued)
Nexstar Media, Inc., 144A 5.625%, 07/15/27@	$1,050	$974,494
Sirius XM Radio, Inc., 144A 5.500%, 07/01/29@	1,050	955,500
Univision Communications, Inc., 144A 7.375%, 06/30/30@	1,040	983,258
		4,130,127
Mining — 1.2%
FMG Resources August 2006 Pty Ltd., 144A 5.875%, 04/15/30@	1,050	1,015,450
Novelis Corp., 144A 4.750%, 01/30/30@	700	641,375
		1,656,825
Miscellaneous Manufacturing — 0.7%
FXI Holdings, Inc., 144A 7.875%, 11/01/24@	1,005	937,163
Oil & Gas — 6.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 5.875%, 06/30/29@	670	591,275
Chesapeake Energy Corp., 144A 5.875%, 02/01/29@	1,850	1,760,996
Encino Acquisition Partners Holdings LLC, 144A 8.500%, 05/01/28@	1,050	918,750
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,640,100
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,115,604
Permian Resources Operating LLC, 144A 5.375%, 01/15/26@	1,000	947,588
Transocean Titan Financing Ltd., 144A 8.375%, 02/01/28@	1,170	1,204,012
		8,178,325
Packaging and Containers — 5.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 144A 5.250%, 08/15/27@	675	532,193
Ball Corp. 3.125%, 09/15/31	1,050	868,875
Berry Global, Inc., 144A 5.625%, 07/15/27@	750	744,986
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	1,010	873,436
Mauser Packaging Solutions Holding Co., 144A 7.875%, 08/15/26@	675	675,000
Sealed Air Corp.
144A, 5.000%, 04/15/29@	700	657,002
144A, 6.875%, 07/15/33@	700	702,018

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Packaging and Containers — (continued)
TriMas Corp., 144A 4.125%, 04/15/29@	$700	$616,000
Trivium Packaging Finance BV, 144A 5.500%, 08/15/26@	1,050	1,005,900
		6,675,410
Pharmaceuticals — 2.8%
Elanco Animal Health, Inc. 6.650%, 08/28/28	1,050	991,693
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,284,500
Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A 5.125%, 04/30/31@	1,050	932,025
Perrigo Finance Unlimited Co. 4.900%, 12/15/44	700	494,106
		3,702,324
Pipelines — 6.9%
Cheniere Energy, Inc. 4.625%, 10/15/28	1,400	1,328,740
Energy Transfer LP, Series G (UST Yield Curve CMT 5 Yr + 5.306%) 7.125%µ,•	675	567,675
EnLink Midstream Partners LP 5.450%, 06/01/47	1,065	848,784
EQM Midstream Partners LP 4.000%, 08/01/24	675	649,062
Holly Energy Partners LP/Holly Energy Finance Corp., 144A 6.375%, 04/15/27@	700	691,888
Howard Midstream Energy Partners LLC, 144A 6.750%, 01/15/27@	1,025	966,534
New Fortress Energy, Inc., 144A 6.500%, 09/30/26@	1,035	952,200
NGL Energy Operating LLC/NGL Energy Finance Corp., 144A 7.500%, 02/01/26@	1,005	969,871
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 144A 7.500%, 10/01/25@	1,400	1,399,405
Western Midstream Operating LP 5.300%, 03/01/48	1,050	889,675
		9,263,834
Real Estate — 0.5%
Greystar Real Estate Partners LLC, 144A 5.750%, 12/01/25@	750	730,545
Real Estate Investment Trusts — 1.0%
VICI Properties LP/VICI Note Co., Inc., 144A 5.750%, 02/01/27@	1,350	1,325,203
	Par (000)	Value†

Retail — 3.6%
Bath & Body Works, Inc. 6.875%, 11/01/35	$1,000	$901,454
Lithia Motors, Inc., 144A 4.625%, 12/15/27@	1,050	976,460
Macy's Retail Holdings LLC, 144A 5.875%, 04/01/29@	800	739,992
Murphy Oil USA, Inc. 5.625%, 05/01/27	1,050	1,016,167
SRS Distribution, Inc., 144A 6.000%, 12/01/29@	675	557,327
White Cap Parent LLC PIK (Cash coupon 8.250%, PIK 9.000%), 144A 8.250%, 03/15/26@	675	613,835
		4,805,235
Software — 2.0%
ACI Worldwide, Inc., 144A 5.750%, 08/15/26@	750	742,500
MSCI, Inc., 144A 3.875%, 02/15/31@	1,400	1,246,140
Open Text Corp., 144A 6.900%, 12/01/27@	675	696,330
		2,684,970
Telecommunications — 2.9%
Connect Finco SARL/Connect US Finco LLC, 144A 6.750%, 10/01/26@	1,050	987,000
Frontier Communications Holdings LLC, 144A 5.875%, 10/15/27@	1,400	1,272,740
Hughes Satellite Systems Corp. 5.250%, 08/01/26	1,000	948,600
Sprint Corp. 7.625%, 02/15/25	700	726,120
		3,934,460
TOTAL CORPORATE BONDS (Cost $126,767,416)		122,639,016

LOAN AGREEMENTS‡ — 3.8%
Apparel — 1.2%
Crocs, Inc. (6 M SOFR + 3.750%) 7.731%, 02/20/29•	873	868,998
Hanesbrands, Inc. (1 M SOFR + 3.750%) 8.474%, 03/08/30(1),•	670	666,650
		1,535,648
Healthcare Products — 0.7%
Bausch & Lomb Corp. (3 M SOFR + 3.250%) 8.357%, 05/10/27•	1,003	972,679

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Healthcare Services — 0.9%
Surgery Center Holdings, Inc. (1 M LIBOR+ 3.750%) 8.460%, 08/31/26•	$1,216	$1,206,586
Housewares — 0.5%
American Greetings Corp. 0.000%, 04/06/28×	675	659,812
Insurance — 0.5%
AmWINS Group, Inc. (1 M SOFR + 2.750%) 7.412%, 02/19/28•	668	664,148
TOTAL LOAN AGREEMENTS (Cost $5,014,292)		5,038,873
	Number of Shares
SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $2,235,034)	2,235,034	2,235,034
TOTAL INVESTMENTS — 96.5% (Cost $134,040,967)		$129,912,923
Other Assets & Liabilities — 3.5%		4,661,605
TOTAL NET ASSETS — 100.0%		$134,574,528

†	See Security Valuation Note in the most recent semi-annual or annual report.
(1)	The value of this security was determined using significant unobservable inputs.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $94,567,600, which represents 70.3% of the Fund’s net assets.
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2023. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after March 31, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
PIK— Payment in Kind Security.
PLC— Public Limited Company.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
High Yield Bond Fund
Country Weightings as of 3/31/2023††
United States	89%
Canada	3
Luxembourg	2
Ireland	2
Cayman Islands	1
Bermuda	1
Australia	1
Malta	1
Total	100%
††	% of total investments as of March 31, 2023.